[Letterhead of Gibson, Dunn & Crutcher LLP]

thart@gibsondunn.com

July 25, 2005

(310) 552-8619	C 50538-00011
(310) 552-7036

VIA EDGAR AND HAND DELIVERY

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:	Messeret Nega Division of Corporation Finance
Re:	K&F Industries Holdings, Inc. Amendment No. 2 to Registration Statement on Form S-1 Registration Statement number 333-125117

Dear Ms. Nega:

        On behalf of K&F Industries Holdings, Inc., a Delaware corporation ("K&F" or the "Company"), we transmit herewith Amendment No. 2 (the "Amendment") to the Registration Statement on Form S-1 (File No. 333-125117) (the "Registration Statement"), filed with the Securities and Exchange Commission (the "Commission") on July 25, 2005. In this letter, we respond to the comments of the staff (the "Staff") of the Commission, numbered 1-8 contained in your letter dated July 7, 2005 and to comment number 13 contained in your letter dated June 17, 2005. The numbered paragraphs below correspond to the numbered comments in those letters, with your comments presented in bold italics. The copy of the Amendment has been marked to show changes from Amendment No. 1 to the Registration Statement. In addition to addressing the comments raised by the Staff in its letter, the Company has revised its Registration Statement to update other disclosure.

Responses to Letter dated July 7, 2005:

Cover Page

1.
We refer to the set of graphics under "Selected Platforms" in the first column and "K&F Industries, Inc." in the bottom half of the second column. Please remove all the graphics that depict products of other companies. Such graphics are potentially misleading and their presentation in the gatefold inappropriate.

  Response:

  Based on discussions with the Staff, the Company has deleted the first page of the gatefold artwork previously provided to the Staff and transferred the second page of the gatefold artwork previously provided to the Staff to the inside front cover.

  In response to the Staff's comment, the Company respectfully submits that the set of graphics under "K&F Industries" in the bottom third of the page depicting certain aircraft platforms of other companies that incorporate the Company's products are not misleading, and in fact, will aid investors in understanding the Company's products and the platforms that use their products. As shown in the graphics directly below "K&F Industries," the Company's products are comprised of highly technical components, that if presented alone, may not convey their application within a broader product and thus may be confusing to the average investor. The Company's products comprise integral components of each aircraft depicted and the Company believes that the graphic presentation of various aircraft platforms that incorporate the Company's products, together with the Company's products themselves, provide investors with useful contextual background that enables them to envision how the Company's products are used by its customers. To further clarify this for investors, the Company has inserted a notation in the gatefold artwork which states "Each of the aircraft shown below are not manufactured by K&F Industries Holdings, Inc. or its subsidiaries, but incorporate products manufactured by K&F Industries Holdings, Inc. or its subsidiaries," in order to emphasize that these aircraft are not products that may be purchased from the Company. The Company also believes these graphics do not detract from other prospectus disclosure and, in fact, provide a useful supplement to the disclosure on pages 71 and 72, by setting forth a visual depiction of the various aircraft platforms which incorporate the Company's products, allowing investors to better understand the nature of the Company's customer base.

Prospectus Summary, page 1

Pursuing Continued Growth at Engineered Fabrics, page 5

2.
We note your response but reissue the comment. Please revise the disclosure to show the growth figures for each year in the time periods you reference.

  Response:

  The Company has revised the disclosure on pages 5 and 67 of the Amendment.

Financial Statements

Note 1: Description of Business, page F-18

3.
Refer to prior comment 22. Please explain to us how you will determine the amount to allocate to program participation costs as part of the purchase price allocation. Provide us any preliminary schedules.

  Response:

  The Company engaged a third party specialist to assist it in determining the value of intangible assets acquired as part of the acquisition. The third party specialist has estimated that approximately $185 million of the purchase price represented the estimated fair value of customer relationships. This calculation was based on an income approach. The Company believes that a portion of the customer relationships intangible asset is attributable to Program Participation Costs incurred in prior years. The amount allocated to Program Participation Costs will be based on the estimated remaining value of the actual Program Participation Costs provided to OEMs by the predecessor company prior to the acquisition, some of which were capitalized and some of which were expensed. The Company respectfully advises the Staff that it is in the process of compiling this data and therefore does not have any preliminary schedules to provide at this time.

Program Participation Costs, page 21

4.
Refer to prior comments 24 and 28. Since you were not conforming the acquired company's accounting policies to that of another operating company, we continue to believe the letter required by paragraph (B)(18) of Item 601 of Regulation S-K and the disclosure required by paragraph 17 of APB 20 are applicable to your change in accounting principle. Please revise your filing accordingly.

  Response:

  As the Company previously advised the Staff in items #24 and #28 of its letter dated June 24, 2005, on November 18, 2004, the Company (in this capacity, referred to herein as the "Acquirer") acquired K&F Industries, Inc. (the "Acquired Entity") in a purchase business combination. At the time of the acquisition, the Acquirer was a newly-formed entity, and in connection with the acquisition, it established the accounting policies to be followed by the consolidated entity, including the Acquired Entity. The Company does not view the initial adoption of an accounting policy in a purchase business combination as a change in accounting when the acquirer is merely conforming the acquired company's accounting policies to the acquirer's policies. Accordingly, the Company respectfully submits that it believes that the letter required by paragraph (B)(18) of Item 601 of Regulation S-K and the disclosure required by paragraph 17 of APB 20 are not required.

5.
Refer to prior comment 25. Please discuss in the liquidity and capital resources section the timing of cash flows associated with your arrangements with OEMs. For instance, we know other suppliers in the aerospace industry typically do not record their initial revenue until three to five years after the execution of an OEM exclusivity contract.

  Response:

  The Company has inserted the following disclosure on page 61 of the Amendment in accordance with the Staff's comment:

  "Program Participation Costs

  As discussed above in "—Critical Accounting Policies and Estimates—Program Participation Costs," we may provide cash payments and free or discounted products to an OEM in connection with the OEM's selection of our products for installation on the OEM's aircraft. We provide these cash payments and free or discounted products pursuant to a supply contract that we sign with an OEM approximately two to three years before the OEM has completed the parts certification process with the FAA. Under these arrangements, we make cash payments to the OEM over the two to three year development period as the development milestones specified in the supply contract are met (for example, the production of the aircraft certification hardware and the aircraft's first flight). We also supply free and discounted products during this two to three year development period as well as during the production period for these aircraft. For most of our programs, we do not begin to generate revenue until approximately 12-18 months after the completion of the FAA certification process, or approximately three to four and one-half years after the execution of the supply contract with the OEM."

  In addition to the foregoing, please see the Company's response to Comment #7 below.

6.
We note that you categorize a program as sole source when two conditions are satisfied. One of those conditions is that you are the only FAA-certified supplier. On page 14 of your response you indicate that you are awarded the exclusive right to be the sole source supplier before the extensive process of obtaining FAA certification. Consequently, there is a significant period of time after the execution of an exclusivity contract, but before certification. Please confirm that you do not capitalize costs during this period.

  Response:

  As discussed in the Company's response to Comment #5, the Company signs an exclusive supply contract with an OEM approximately two to three years before becoming the only supplier certified by the Federal Aviation Administration (the "FAA") for such program. During this interim period, the Company provides an OEM with cash payments which are categorized as Program Participation Costs and capitalizes these cash payments, but does not capitalize the costs of the certification equipment or other costs related to the program, such as expenses related to the FAA-certification process and research and development costs (including costs associated with discounted and free products given to the OEM during this interim period). Costs associated with discounted and free products are not categorized as Program Participation Costs until after the

  FAA-certification process is complete. The cash payments, however, are capitalized during this period because their recovery is highly likely for the following reasons:

    •
    the Company has never been awarded a sole source contract and later been denied certification by the FAA; and

    •
    in the unlikely event that an OEM violates the exclusivity obligations contained in an exclusive supply contract, the OEM is contractually obligated to refund the entire cash payments component of Program Participation Costs to the Company.

  Therefore, the Company respectfully submits that the capitalization of the cash payments component of Program Participation Costs after an exclusive supply contract with an OEM is signed but before the FAA-certification process is complete is appropriate, because recovery of such cash payments is highly likely, either through the sale of replacement parts or a refund from an OEM.

  The Company has revised the disclosure on pages iii, 50-51, F-7 and F-21—F-22 of the Amendment to clarify when Program Participation Costs are capitalized.

7.
Please tell us whether you are required by the initial contract with an OEM to provide discounted or free product to it, and explain to us how the initial contract describes your obligation with respect to the discounted or free product. In addition, explain to us your methodology for allocating costs and profits to your sales of product to OEMs. In this regard, tell us the circumstances under which it would be appropriate for you to reduce the basis of your Program Participation Costs by subsequent sales to the OEM that are for profit.

  Response:

  The Company is typically required by its exclusive supply contracts to provide discounted or free products to the OEM for the life of the program. A typical exclusive supply contract with an OEM (an example of which the Company previously sent to the Staff on July 8, 2005), will describe the Company's obligation (in pertinent part) as follows:

    Article 2(d):

    Supplier shall provide, at no cost to [Manufacturer], the following material and data:

    Regional Jet

    (i)
    all hardware required by Supplier for qualification testing;
    (ii)
    three (3) airworthy Shipsets of each Item for the Aircraft development and certification program;
    (iii)
    all spares required to support the Aircraft certification program;…

    [Aircraft]

    (i)
    all hardware required by Supplier for future qualification testing;
    (ii)
    all spares required to support future Aircraft certification testing as required by [Aircraft];…

    Article 4-Price

    In consideration of the pricing as defined within this Article, [Manufacturer] commits to Supplier as its single source Supplier for Items and spare parts of Items for the Aircraft...

    (b) Recurring Price-Production.
    Supplier shall deliver to [Manufacturer] the following Shipsets of Items "Free of Charge"(F.O.C.):…

    For purposes of this Agreement: (i) the Free of Charge Items designated above will also include any production spares…

  As original parts are provided to an OEM during the OEM's manufacturing process, the Company capitalizes as Program Participation Costs the excess of its cost of producing such parts over what it charges the OEM for such parts. These Program Participation Costs are amortized as an expense in cost of sales on a straight-line basis over the shorter of the estimated economic useful life of the aircraft or 25 years.

  The Company sells replacement parts for profit to the customers of the OEM and the operators who acquire such aircraft, but does not sell replacement parts to the OEMs. In most cases, the Company does not receive revenue from the OEM and in all instances does not make a profit on its transactions with the OEM. Therefore, the Company respectfully submits that it would not be proper for it to reduce the basis of its Program Participation Costs for sales to OEMs.

8.
Please explain to us how you have considered the applicability of SOP 81-1 to your contracts with OEMs. Other suppliers in the aerospace industry apply SOP-81-1 to certain of their exclusivity contracts with OEMs.

  Response:

  The Company has considered the applicability of SOP 81-1 to its contracts with OEMs and respectfully submits that SOP 81-1 is not applicable to its contracts with OEMs based on the following:

    •
    Paragraph 12 of SOP 81-1 provides that SOP 81-1 applies to contracts that are "binding agreements between buyers and sellers in which the seller agrees, for compensation, to perform a service to the buyer's specifications. Contracts consist of legally enforceable agreements in any form and include amendments, revisions, and extensions of such agreements. Performance will often extend over long periods, and the seller's right to receive payment depends on his performance in accordance with the agreement. The service may consist of designing, engineering, fabricating, constructing, or manufacturing related to the construction or the production of tangible assets." The Company's exclusivity contracts with OEMs do not fall within the scope of SOP 81-1 as they are not contracts with "buyers" in which the Company receives compensation. In most cases, the Company does not receive revenue from the OEM and in all instances does not make a profit on its transactions with the OEM. Instead, exclusivity contracts with OEMs provide the Company with the ability to ensure future revenues and profits from its sales of replacement parts to its end user customers, the owners of the aircraft. The Company has no binding contracts with these customers. Therefore, the Company believes that its OEM contracts are not covered by SOP 81-1, because these contracts do not meet the criteria described in paragraph 12 of SOP 81-1.

    •
    Paragraph 14 of SOP 81-1 states that contracts not covered by this statement include "sales by a manufacturer of goods produced in a standard manufacturing operation, even if produced to buyers' specifications, and sold in the ordinary course of business through the manufacturer's regular marketing channels if such sales are normally recognized as revenue in accordance with the realization principle for sales of products and if their costs are accounted for in accordance with generally accepted principles of inventory costing." The Company believes its products are similar to those described by paragraph 14 of SOP 81-1 and therefore would not be covered by this statement.

Response to Letter dated June 17, 2005:

Management's Discussion and Analysis, page 41

Overview, page 41

13.
It appears that you purchased the company in November 2004 for $1.06 billion. Tell us what the company will be valued for at the midpoint of the range, and what the shares you will still own will be valued at.

  Response:

  The Company has been advised by its underwriters that the estimated range of the offering price for the Company's shares will be $16 to $18 per share. Based on the midpoint of the range of $17 per share and an anticipated 133.0 for 1 stock split, the Company will be valued at approximately $1.456 billion and the shares currently owned by the Company's existing stockholders will be valued at approximately $321 million (exclusive of options) upon the consummation of the offering.

*    *    *

        We acknowledge the provisions of Rules 460 and 461 regarding requesting acceleration of effectiveness of the Registration Statement and will allow adequate time after the filing of any amendment to the Registration Statement for further review before submitting a request for acceleration.

        Please feel free to contact Tilda L. Shin at (213) 229-7125 or the undersigned at (310) 552-8619 should you have any questions or comments.

Very truly yours,
/s/ Timothy J. Hart Timothy J. Hart

TLS/dt

Enclosures

cc:	Max A. Webb, Securities and Exchange Commission
Theresa Messinese, Securities and Exchange Commission
Michael Fay, Securities and Exchange Commission
Kenneth M. Schwartz, K&F Industries Holdings, Inc.
Christine Oliver, Deloitte & Touche LLP
Kenneth B. Wallach, Simpson Thacher & Bartlett LLP
Tilda L. Shin, Gibson, Dunn & Crutcher LLP